S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	May 29, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	175,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	375,000
Oriental Holdings Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Oriental Holdings Limited [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,500,000	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Oriental Holdings Limited [Member] | Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	175,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Oriental Holdings Limited [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10

[1]	Assumes no exercise of the over-allotment option and the full forfeiture of 375,000 ordinary shares that are subject to forfeiture by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.